Schedule of movement of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 615	$ 869	$ 786
Mineral properties	374
Loss carryforwards	1,000	793	2,385
Other	2,489	2,898	1,428
Property, plant and equipment	(5,678)	(5,552)	(4,263)
Mineral properties	(2,374)	(1,741)	(1,741)
Long-term debt		(322)	(322)
Other	(221)	(968)	(227)
Deferred tax assets and liabilities	(3,795)	(4,023)	$ (1,954)
Recognized in Net Income Loss [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(254)	83
Mineral properties	374
Loss carryforwards	207	(1,592)
Other	(409)	1,470
Property, plant and equipment	(126)	(1,289)
Mineral properties	(633)
Long-term debt	322
Other	747	(741)
Deferred tax assets and liabilities	$ 228	$ (2,069)